PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND

Supplement to Prospectus dated November 1, 2022

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated December 1, 2022

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectuses dated January 1, 2023

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectus dated February 1, 2023

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION HIGH INCOME FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE GLOBAL SOVEREIGN OPPORTUNITIES FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectuses dated March 1, 2023

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

Supplement to Prospectus dated December 1, 2022 as revised March 1, 2023

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus dated April 1, 2023

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

Supplement to Prospectus dated March 1, 2023 as revised April 19, 2023

EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE STOCK FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectuses dated May 1, 2023

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC VOLATILITY RISK PREMIUM-DEFENSIVE FUND

Supplement to Prospectuses dated June 1, 2023

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE TOTAL RETURN BOND FUND

Supplement to Prospectuses dated June 30, 2023

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectuses dated July 1, 2023

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectuses dated August 1, 2023

1.	The following replaces the second paragraph under either “Advisers Class and Class A Shares”, “Class A Shares”, or “Class A and Class C Shares”, as applicable, in “Purchasing Shares” for all Funds, except Parametric Tax-Managed Emerging Markets Fund and Parametric Volatility Risk Premium-Defensive Fund:

The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the SAI). The Class A minimum initial investment amount is waived for permitted exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates.

2.	The following replaces the second paragraph under “Class I Shares” in “Purchasing Shares” for all Funds, except Eaton Vance Tax-Managed Multi-Cap Growth Fund:

The Class I minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the SAI). The minimum initial investment also is waived for: (i) permitted exchanges, including exchanges of shares of a registered closed-end fund operated as an “interval fund” that continuously offers its shares at NAV and that is advised or sponsored by Eaton Vance or its affiliates; (ii) employer sponsored retirement plans; (iii) corporations, endowments and foundations with assets of at least $100 million; (iv) Class I shares purchased through the brokerage platforms described above; and (v) accounts of clients of financial intermediaries who (a) charge an ongoing fee for advisory, investment, consulting or similar services, or (b) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform (in each case, as described above).

3.	The following replaces the first paragraph under “Exchange Privilege.” in “Shareholder Account Features” for all Funds:

Exchange Privilege. Each class of Fund shares may be exchanged for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a contingent deferred sales charge or “CDSC” (or in the case of an Eaton Vance “interval fund,” are subject to an early withdrawal charge), the CDSC or early withdrawal charge will continue to apply to your new shares at the same CDSC rate or early withdrawal charge (as applicable). For purposes of the CDSC or early withdrawal charge (as applicable), your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC or early withdrawal charge (in the case of an exchange from an Eaton Vance “interval fund”) and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied. See also Appendix A to this Prospectus.

4.	The following is added to “Appendix A – Financial Intermediary Sales Charge Variations” for all Funds except Parametric Tax-Managed Emerging Markets Fund and Parametric Volatility Risk Premium-Defensive Fund:

Fund Purchases through J.P. MORGAN SECURITIES LLC

Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•	Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

•	Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•	Shares purchased through rights of reinstatement.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

•	A shareholder in the fund’s Class C shares will have their shares converted at net asset value by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Shares purchased in connection with a return of excess contributions from an IRA account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the prospectus.
•	Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
•	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

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